Discontinued Operations - Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Cash and cash equivalents	$ 5.1	$ 8.7
Receivables, net	58.3	60.0
Inventories	70.8	75.7
Prepaid other current assets	10.4	7.3
Total current assets	144.6	151.7
Property, plant, and equipment, net	102.0	107.2
Goodwill, net	96.5	96.5
Other intangible assets, net	73.9	80.2
Other long-term assets	2.6	3.4
Total long-term assets	275.0	287.3
Accounts payable	33.1	30.6
Accrued liabilities and other	20.4	14.0
Total current liabilities	53.5	44.6
Other long-term liabilities	21.9	24.8
Total long-term liabilities	$ 21.9	$ 24.8